ACCOUNTS RECEIVABLE, NET - Movement of allowance for credit losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Movement of allowance for credit losses
Balance at beginning of the year	$ 25,711,852	$ 13,417,481	$ 17,681,792
Charge to expenses	1,027,900	22,911,671
Reversal of expenses	19,568		(702,156)
Writing off of accounts receivable	(27,083,829)	(10,068,481)	(3,067,433)
Foreign exchange loss (income)	457,057	(548,819)	(494,722)
Balance at end of the year	$ 112,980	$ 25,711,852	$ 13,417,481